SCUDDER
                                                                     INVESTMENTS

Scudder Focus Growth Fund


Supplement to Prospectus
Dated January 1, 2001

Scudder Large Company
Growth Fund
Supplement to Prospectus
Dated December 29, 2000
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The following information replaces the current disclosure for Scudder Focus
Growth Fund and Scudder Large Company Growth Fund in "The portfolio managers" section of each fund's prospectus:


 Gary A. Langbaum
 Co-Lead Portfolio Manager
   o Began investment career in 1970
   o Joined the advisor in 1988
   o Joined the fund team in 2001

 Jesse Stuart
 Co-Lead Portfolio Manager
   o Began investment career in 1996
   o Joined the advisor in 1996
   o Joined the fund team in 2001



May 29, 2001